Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	¥ (146,964)	$ (21,375)	¥ (135,915)
Property and equipment, net	63,919	9,297	89,137
Electronic equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	114,332	16,630	129,403
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	65,084	9,466	62,216
Office equipment and fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	27,378	3,982	26,495
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	4,065	591	4,472
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	¥ 24	$ 3	¥ 2,466